Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Operating Results by Segments

As of December 31, 2020 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers	70,881	166,885	27,688	—	265,454
Inter-segment revenue	34,402	6,626	15,769	(56,797)	—
Gross profit	51,441	30,030	14,089	(711)	94,849
Gross margin, %	48.9	17.3	32.4	—	35.7
Depreciation and amortisation	(7,463)	(6,335)	(488)	—	(14,286)
Impairment of goodwill and other non-current assets, net	(3,829)	(67)	(1)	—	(3,897)
Operating profit (loss)	14,108	6,520	(308)	(395)	19,925
Share of profit of associates, net	20	—	—	—	20
Finance income	502	3,000	2	—	3,504
Intersegment finance income	1,786	306	21	(2,113)	—
Finance costs	(12,209)	(12,678)	(258)	—	(25,145)
Intersegment finance costs	(199)	(1,725)	(189)	2,113	—
Income tax benefit (expense)	149	(676)	34	(2,035)	(2,528)
Profit after tax for the period from discontinued operations	41,651	—	—	(42)	41,609
Profit (loss) for the period	38,854	(34, 166)	(760)	(2,47 2)	1,456
Segment assets	83,178	102,759	8,875	(972)	193,840
Segment liabilities	160,866	250,356	11,188	2,101	424,511
Investments in associates	341	—	—	—	341

As of December 31, 2019 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers*	83,517	174,850	28,786	—	287,153
Inter-segment revenue*	37,710	6,068	15,541	(59,319)	—
Gross profit*	63,680	27,486	13,058	(157)	104,067
Gross margin, %*	52.5	15.2	29.5	—	36.2
Depreciation and amortisation*	(6,774)	(6,153)	(482)	—	(13,409)
Impairment of goodwill and other non-current assets, net	(3,688)	1,884	—	—	(1,804)
Operating profit (loss)*	26,775	7,087	1,416	(1,078)	34,200
Share of profit of associates, net	28	—	—	—	28
Finance income*	514	75	1	—	590
Intersegment finance income	386	375	30	(791)	—
Finance costs*	(18,967)	(14,514)	(382)	—	(33,863)
Intersegment finance costs	(195)	(325)	(271)	791	—
Income tax expense*	(20)	(503)	(333)	(7,057)	(7,913)
(Loss) profit after tax for the period from discontinued operations	(6,962)	39	133	—	(6,790)
Profit (loss) for the period	4,955	6,934	531	(8,135)	4,285
Segment assets	202,423	100,493	7,610	1,979	312,505
Segment liabilities	300,058	233,279	9,432	3,333	546,102
Investments in associates	321	—	—	—	321

As of December 31, 2018 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers*	88,104	187,918	27,773	—	303,795
Inter-segment revenue*	37,549	5,847	15,471	(58,867)	—
Gross profit*	72,269	44,415	12,438	615	129,737
Gross margin, %*	57.5	22.9	28.8	—	42.7
Depreciation and amortisation*	(5,978)	(5,738)	(500)	—	(12,216)
Impairment of goodwill and other non-current assets, net	(3,684)	(819)	(2,719)	—	(7,222)
Operating profit (loss)*	34,091	19,814	(3,374)	615	51,146
Share of profit of associates, net	10	—	—	—	10
Finance income*	23,274	9,478	1,191	—	33,943
Intersegment finance income	1,071	395	41	(1,507)	—
Finance costs*	(24,394)	(12,810)	(310)	—	(37,514)
Intersegment finance costs	(220)	(1,015)	(272)	1,507	—
Income tax (expense) benefit*	(5,912)	531	83	2,645	(2,653)
(Loss) profit after tax for the period from discontinued operations	(7,512)	18	133	—	(7,361)
Profit (loss) for the period	11,489	1,331	(2,544)	3,260	13,536
Segment assets	208,123	97,373	7,519	4,610	317,625
Segment liabilities	296,125	247,241	9,469	(2,015)	550,820
Investments in associates	293	—	—	—	293

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).
Depreciation and amortisation are included in cost of sales in the amount of RUB 9,880 million (2019: RUB 9,975 million, 2018: RUB 10,343 million), in the selling and distribution expenses in the amount of RUB 3,698 million (2019: RUB 2,714 million, 2018: RUB 1,123 million) and in the administrative and other operating expenses in the amount of RUB 708 million (2019: RUB 720 million, 2018: RUB 750 million).

Summary of Group's Revenues Segregated Between Domestic and Export Sales
The following table presents the Group’s revenues from contracts with customers segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border
sales by a subsidiary regardless of its location.

	2020	2019*	2018*
Domestic
Russia	156,584	170,851	178,762
Other	28,491	28,469	29,665

Total	185,075	199,320	208,427
Export	80,379	87,833	95,368

Total revenue	265,454	287,153	303,795

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

Summary of Group's Total Revenues from External Customers by Geographic Area
Allocation of total revenue from contracts with customers by country is based on the location of the customer. The Group’s total revenue from external customers by geographic area were as follows:

	2020	2019*	2018*
Russia*	156,712	170,980	178,879
Asia*	45,284	54,137	53,179
Europe	35,536	38,334	44,263
CIS	23,749	21,465	23,877
Middle East	3,794	1,983	3,130
USA	102	155	258
Other regions	277	99	209

Total	265,454	287,153	303,795

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

Summary of Carrying Amounts of Mineral Licenses and Property, Plant and Equipment Pertaining to Group's Major Operations
The majority of the Group’s non-current assets are located in Russia. The carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to the Group’s major operations were as follows:

	December 31, 2020	December 31, 2019
Russia	109,954	225,755
Germany	1,446	1,225
Austria	820	677
Czech Republic	247	237
Other	176	173

Total	112,643	228,067

Summary of Group's Revenues from External Customers by Major Products
Because of the significant number of customers, there are no individual external customers that generate sales greater than 10% of the Group’s consolidated total revenue from contracts with customers. The following table presents the breakdown of the Group’s revenues from contracts with external customers by major products:

	2020	2019*	2018*
Mining segment
Coal and middlings*	54,324	62,518	71,305
Coke and chemical products	14,783	17,970	14,205
Iron ore concentrate	413	1,179	839
Other*	1,361	1,850	1,755

Total	70,881	83,517	88,104

Steel segment
Long steel products	98,908	97,692	105,722
Hardware	25,971	27,086	30,040
Flat steel products	23,056	23,371	22,786
Forgings and stampings	8,451	14,818	15,848
Ferrosilicon	3,159	3,229	3,927
Steel pipes	3,380	3,281	3,230
Semi-finished steel products	181	137	54
Other	3,779	5,236	6,311

Total	166,885	174,850	187,918

Power segment
Electricity*	26,306	27,030	26,009
Other*	1,382	1,756	1,764

Total	27,688	28,786	27,773

Total revenue	265,454	287,153	303,795

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).